UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-21722

Name of Fund:  BlackRock Enhanced Equity Yield Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock Enhanced Equity Yield Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/2006

Date of reporting period: 07/01/06 - 09/30/06

Item 1 - Schedule of Investments


BlackRock Enhanced Equity Yield Fund, Inc.


Schedule of Investments as of September 30, 2006

                                              Shares
Industry                                        Held    Common Stocks                                                    Value
Aerospace & Defense - 2.7%                    49,900    Boeing Co.                                                $     3,934,615
                                              54,600    Honeywell International, Inc.                                   2,233,140
                                              69,000    United Technologies Corp.                                       4,371,150
                                                                                                                  ---------------
                                                                                                                       10,538,905

Air Freight & Logistics - 1.1%                59,600    United Parcel Service, Inc. Class B                             4,287,624

Automobiles - 0.5%                           246,800    Ford Motor Co. (b)                                              1,996,612

Beverages - 2.3%                               8,300    Anheuser-Busch Cos., Inc.                                         394,333
                                              58,000    The Coca-Cola Co.                                               2,591,440
                                              88,000    PepsiCo, Inc.                                                   5,742,880
                                                                                                                  ---------------
                                                                                                                        8,728,653

Biotechnology - 1.4%                          59,500    Amgen, Inc. (b)                                                 4,256,035
                                              11,600    Biogen Idec, Inc. (b)                                             518,288
                                               8,600    Genzyme Corp. (b)                                                 580,242
                                                                                                                  ---------------
                                                                                                                        5,354,565

Capital Markets - 2.5%                         3,800    American Capital Strategies Ltd.                                  149,986
                                              29,000    The Bank of New York Co., Inc.                                  1,022,540
                                              63,100    E*Trade Financial Corp. (b)                                     1,509,352
                                              14,300    Franklin Resources, Inc.                                        1,512,225
                                              14,000    Goldman Sachs Group, Inc.                                       2,368,380
                                              10,000    Lehman Brothers Holdings, Inc.                                    738,600
                                              33,000    Morgan Stanley                                                  2,406,030
                                                                                                                  ---------------
                                                                                                                        9,707,113

Chemicals - 1.9%                              17,700    Air Products & Chemicals, Inc.                                  1,174,749
                                              43,300    The Dow Chemical Co.                                            1,687,834
                                              45,900    E.I. du Pont de Nemours & Co.                                   1,966,356
                                              58,200    Lyondell Chemical Co.                                           1,476,534
                                              15,000    PPG Industries, Inc.                                            1,006,200
                                                                                                                  ---------------
                                                                                                                        7,311,673

Commercial Banks - 5.2%                       37,600    BB&T Corp.                                                      1,646,128
                                              24,000    HSBC Holdings Plc (c)                                           2,196,720
                                              35,100    KeyCorp                                                         1,314,144
                                              42,300    National City Corp.                                             1,548,180
                                              71,900    Regions Financial Corp.                                         2,645,201
                                              24,000    U.S. Bancorp                                                      797,280
                                              77,900    Wachovia Corp.                                                  4,346,820
                                             148,600    Wells Fargo & Co.                                               5,376,348
                                                                                                                  ---------------
                                                                                                                       19,870,821

Commercial Services & Supplies - 0.1%          4,900    Pitney Bowes, Inc.                                                217,413

Communications Equipment - 1.4%               15,971    Ciena Corp. (b)                                                   435,221
                                             100,400    Cisco Systems, Inc. (b)                                         2,309,200
                                              74,800    JDS Uniphase Corp. (b)                                            163,812
                                              16,900    Lucent Technologies, Inc. (b)                                      39,546
                                              68,800    QUALCOMM, Inc.                                                  2,500,880
                                                                                                                  ---------------
                                                                                                                        5,448,659

Computers & Peripherals - 2.2%                30,000    Apple Computer, Inc. (b)                                        2,310,900
                                              83,300    EMC Corp. (b)                                                     997,934
                                              41,200    Hewlett-Packard Co.                                             1,511,628
                                              44,900    International Business Machines Corp.                           3,679,106
                                                                                                                  ---------------
                                                                                                                        8,499,568

Consumer Finance - 1.0%                       68,400    American Express Co.                                            3,835,872

Containers & Packaging - 0.1%                 21,200    Packaging Corp. of America                                        491,840

Diversified Financial Services - 5.3%        187,500    Bank of America Corp.                                          10,044,375
                                             155,100    Citigroup, Inc.                                                 7,703,817
                                              60,700    JPMorgan Chase & Co.                                            2,850,472
                                                                                                                  ---------------
                                                                                                                       20,598,664

Diversified Telecommunication                119,267    AT&T, Inc.                                                      3,883,334
Services - 3.3%                               50,400    BellSouth Corp.                                                 2,154,600
                                              74,700    Citizens Communications Co.                                     1,048,788
                                                 291    Embarq Corp.                                                       14,076
                                             154,290    Verizon Communications, Inc.                                    5,728,788
                                                                                                                  ---------------
                                                                                                                       12,829,586

Electric Utilities - 2.3%                     13,300    American Electric Power Co., Inc.                                 483,721
                                              59,100    FPL Group, Inc.                                                 2,659,500
                                              11,400    FirstEnergy Corp.                                                 636,804
                                              57,500    Progress Energy, Inc.                                           2,609,350
                                              74,400    The Southern Co.                                                2,563,824
                                                                                                                  ---------------
                                                                                                                        8,953,199

Electrical Equipment - 0.3%                   19,000    Rockwell Automation, Inc.                                       1,103,900

Energy Equipment & Services - 2.2%             5,100    BJ Services Co.                                                   153,663
                                              29,700    Baker Hughes, Inc.                                              2,025,540
                                              34,000    Halliburton Co.                                                   967,300
                                              27,600    National Oilwell Varco, Inc. (b)                                1,615,980
                                              58,600    Schlumberger Ltd.                                               3,634,958
                                                                                                                  ---------------
                                                                                                                        8,397,441

Food & Staples Retailing - 1.0%               79,700    Wal-Mart Stores, Inc.                                           3,930,804
                                               2,900    Walgreen Co.                                                      128,731
                                                                                                                  ---------------
                                                                                                                        4,059,535

Food Products - 1.5%                         116,300    ConAgra Foods, Inc.                                             2,847,024
                                             172,500    Sara Lee Corp.                                                  2,772,075
                                                                                                                  ---------------
                                                                                                                        5,619,099

Gas Utilities - 0.2%                          19,800    Oneok, Inc.                                                       748,242

Health Care Equipment & Supplies - 1.1%       24,400    Baxter International, Inc.                                      1,109,224
                                              18,646    Boston Scientific Corp. (b)                                       275,774
                                              49,400    Medtronic, Inc.                                                 2,294,136
                                               8,500    Zimmer Holdings, Inc. (b)                                         573,750
                                                                                                                  ---------------
                                                                                                                        4,252,884

Health Care Providers & Services - 1.4%       55,200    Aetna, Inc.                                                     2,183,160
                                               7,900    Caremark Rx, Inc.                                                 447,693
                                               9,100    Express Scripts, Inc. (b)                                         686,959
                                                 400    Medco Health Solutions, Inc. (b)                                   24,044
                                              40,600    UnitedHealth Group, Inc.                                        1,997,520
                                                                                                                  ---------------
                                                                                                                        5,339,376

Hotels, Restaurants & Leisure - 2.1%          35,500    Carnival Corp.                                                  1,669,565
                                               6,800    International Game Technology                                     282,200
                                              86,700    McDonald's Corp.                                                3,391,704
                                              79,600    Starbucks Corp. (b)                                             2,710,380
                                                                                                                  ---------------
                                                                                                                        8,053,849

Household Durables - 1.0%                     12,500    Black & Decker Corp.                                              991,875
                                              22,000    Centex Corp.                                                    1,157,640
                                              12,700    DR Horton, Inc.                                                   304,165
                                              21,200    KB Home                                                           928,560
                                              35,000    Tupperware Corp.                                                  681,100
                                                                                                                  ---------------
                                                                                                                        4,063,340

Household Products - 1.2%                     72,042    The Procter & Gamble Co.                                        4,465,163

IT Services - 0.5%                            40,300    Automatic Data Processing, Inc.                                 1,907,802

Independent Power Producers &                  8,500    TXU Corp.                                                         531,420
Energy Traders - 0.1%

Industrial Conglomerates - 4.8%               43,900    3M Co.                                                          3,267,038
                                             332,500    General Electric Co.                                           11,737,250
                                             119,700    Tyco International Ltd.                                         3,350,403
                                                                                                                  ---------------
                                                                                                                       18,354,691

Insurance - 3.2%                              26,900    The Allstate Corp.                                              1,687,437
                                              73,200    American International Group, Inc.                              4,850,232
                                              56,800    Marsh & McLennan Cos., Inc.                                     1,598,920
                                              62,000    The Progressive Corp.                                           1,521,480
                                              36,600    Prudential Financial, Inc.                                      2,790,750
                                                                                                                  ---------------
                                                                                                                       12,448,819

Internet & Catalog Retail - 0.3%              31,900    Amazon.com, Inc. (b)                                            1,024,628

Internet Software & Services - 0.8%           22,000    eBay, Inc. (b)                                                    623,920
                                               6,400    Google, Inc. Class A (b)                                        2,572,160
                                                                                                                  ---------------
                                                                                                                        3,196,080

Leisure Equipment & Products - 0.2%           33,900    Eastman Kodak Co.                                                 759,360

Machinery - 1.9%                              33,600    Caterpillar, Inc.                                               2,210,880
                                               5,600    Deere & Co.                                                       469,896
                                              19,600    Eaton Corp.                                                     1,349,460
                                              39,800    Illinois Tool Works, Inc.                                       1,787,020
                                              33,600    Ingersoll-Rand Co. Class A                                      1,276,128
                                              10,000    Navistar International Corp. (b)                                  258,200
                                                                                                                  ---------------
                                                                                                                        7,351,584

Media - 2.4%                                  34,650    CBS Corp. Class B                                                 976,090
                                              62,100    Regal Entertainment Group Series A                              1,230,822
                                             261,400    Time Warner, Inc.                                               4,765,322
                                              34,650    Viacom, Inc. Class B (b)                                        1,288,287
                                              37,400    Walt Disney Co.                                                 1,156,034
                                                                                                                  ---------------
                                                                                                                        9,416,555

Metals & Mining - 1.4%                        31,200    Alcoa, Inc.                                                       874,848
                                               8,400    Allegheny Technologies, Inc.                                      522,396
                                              14,300    Freeport-McMoRan Copper & Gold, Inc. Class B (b)                  761,618
                                              28,200    Nucor Corp.                                                     1,395,618
                                              18,000    Southern Copper Corp.                                           1,665,000
                                                                                                                  ---------------
                                                                                                                        5,219,480

Multi-Utilities - 2.3%                        12,000    Ameren Corp.                                                      633,480
                                              53,800    Consolidated Edison, Inc.                                       2,485,560
                                              88,800    Duke Energy Corp.                                               2,681,760
                                              58,500    KeySpan Corp.                                                   2,406,690
                                               8,300    Public Service Enterprise Group, Inc.                             507,877
                                                                                                                  ---------------
                                                                                                                        8,715,367

Multiline Retail - 1.0%                        2,800    Sears Holdings Corp. (b)                                          442,652
                                              58,700    Target Corp.                                                    3,243,175
                                                                                                                  ---------------
                                                                                                                        3,685,827

Oil, Gas & Consumable Fuels - 8.8%            30,400    Anadarko Petroleum Corp.                                        1,332,432
                                               9,700    Apache Corp.                                                      613,040
                                              33,500    BP Plc (c)                                                      2,196,930
                                              71,006    Chevron Corp.                                                   4,605,449
                                              45,000    ConocoPhillips                                                  2,678,850
                                              33,000    Devon Energy Corp.                                              2,083,950
                                              17,200    EOG Resources, Inc.                                             1,118,860
                                              19,300    Enterprise Products Partners LP                                   516,275
                                             167,000    Exxon Mobil Corp.                                              11,205,700
                                              41,500    General Maritime Corp.                                          1,518,070
                                              22,800    Hess Corp.                                                        944,376
                                               2,205    Hugoton Royalty Trust                                              58,102
                                               4,600    Marathon Oil Corp.                                                353,740
                                              39,900    Nordic American Tanker Shipping                                 1,388,520
                                              12,500    Sunoco, Inc.                                                      777,375
                                              65,300    USEC, Inc.                                                        629,492
                                               4,500    Valero Energy Corp.                                               231,615
                                              37,000    XTO Energy, Inc.                                                1,558,810
                                                                                                                  ---------------
                                                                                                                       33,811,586

Paper & Forest Products - 0.6%                29,100    International Paper Co.                                         1,007,733
                                              14,200    MeadWestvaco Corp.                                                376,442
                                              16,600    Weyerhaeuser Co.                                                1,021,398
                                                                                                                  ---------------
                                                                                                                        2,405,573

Pharmaceuticals - 7.0%                        71,900    Abbott Laboratories                                             3,491,464
                                              64,800    Bristol-Myers Squibb Co.                                        1,614,816
                                              26,100    Eli Lilly & Co.                                                 1,487,700
                                             112,800    Johnson & Johnson                                               7,325,232
                                              76,600    Merck & Co., Inc.                                               3,209,540
                                             276,300    Pfizer, Inc.                                                    7,835,868
                                              19,600    Schering-Plough Corp.                                             432,964
                                              28,600    Wyeth                                                           1,454,024
                                                                                                                  ---------------
                                                                                                                       26,851,608

Real Estate - 2.4%                            58,300    Annaly Capital Management, Inc.                                   766,062
                                              48,400    BRE Properties                                                  2,890,932
                                              24,800    Equity Office Properties Trust                                    986,048
                                              35,700    Federal Realty Investment Trust                                 2,652,510
                                             144,900    Friedman Billings Ramsey Group, Inc. Class A                    1,163,547
                                               7,600    Simon Property Group, Inc.                                        688,712
                                                                                                                  ---------------
                                                                                                                        9,147,811

Semiconductors & Semiconductor                12,900    Analog Devices, Inc.                                              379,131
Equipment - 3.4%                             148,000    Applied Materials, Inc.                                         2,624,040
                                               9,200    Broadcom Corp. Class A (b)                                        279,128
                                             224,900    Intel Corp.                                                     4,626,193
                                              36,800    Kla-Tencor Corp.                                                1,636,496
                                              12,600    LSI Logic Corp. (b)                                               103,572
                                              20,900    Linear Technology Corp.                                           650,408
                                              21,000    Maxim Integrated Products, Inc.                                   589,470
                                              57,700    National Semiconductor Corp.                                    1,357,681
                                              13,800    Nvidia Corp. (b)                                                  408,342
                                              25,900    Xilinx, Inc.                                                      568,505
                                                                                                                  ---------------
                                                                                                                       13,222,966

Software - 3.4%                               32,200    Autodesk, Inc. (b)                                              1,119,916
                                              34,200    Electronic Arts, Inc. (b)                                       1,904,256
                                             263,800    Microsoft Corp.                                                 7,209,654
                                              39,000    Oracle Corp. (b)                                                  691,860
                                              97,600    Symantec Corp. (b)                                              2,076,928
                                                                                                                  ---------------
                                                                                                                       13,002,614

Specialty Retail - 1.3%                       67,800    Home Depot, Inc.                                                2,459,106
                                              98,000    Lowe's Cos., Inc.                                               2,749,880
                                                                                                                  ---------------
                                                                                                                        5,208,986

Textiles, Apparel & Luxury Goods - 0.6%       49,800    Coach, Inc. (b)                                                 1,713,120
                                              18,800    Hanesbrands, Inc. (b)                                             423,188
                                                                                                                  ---------------
                                                                                                                        2,136,308

Thrifts & Mortgage Finance - 2.7%             37,900    Fannie Mae                                                      2,118,989
                                              25,600    Freddie Mac                                                     1,698,048
                                             150,900    New York Community Bancorp, Inc.                                2,471,742
                                              93,400    Washington Mutual, Inc.                                         4,060,098
                                                                                                                  ---------------
                                                                                                                       10,348,877

Tobacco - 1.0%                                39,300    Altria Group, Inc.                                              3,008,415
                                               4,300    Reynolds American, Inc.                                           266,471
                                               9,300    UST, Inc.                                                         509,919
                                                                                                                  ---------------
                                                                                                                        3,784,805

Wireless Telecommunication                     5,832    Sprint Nextel Corp.                                               100,019
Services - 0.0%

                                                        Total Common Stocks (Cost - $361,125,227) - 95.4%             367,406,362


                                          Beneficial
                                            Interest    Short-Term Securities
                                     $    23,440,287    BlackRock Liquidity Series, LLC Money Market Series,
                                                        5.33% (a)(d)                                                   23,440,287

                                                        Total Short-Term Securities
                                                        (Cost - $23,440,287) - 6.1%                                    23,440,287


                                           Number of
                                           Contracts    Options Purchased
Call Options Purchased                           135    S&P 500 Index, expiring October 2006 at USD 1,360                  49,950

Put Options Purchased                            100    S&P 500 Index, expiring October 2006 at USD 1,335                 110,000

                                                        Total Options Purchased
                                                        (Premiums Paid - $146,605) - 0.0%                                 159,950

                                                        Total Investments (Cost - $384,712,119) - 101.5%              391,006,599


                                                        Options Written
Call Options Written                             805    S&P 500 Index, expiring October 2006 at USD 1,325             (1,779,050)
                                                 745    S&P 500 Index, expiring October 2006 at USD 1,330             (1,400,600)
                                                 435    S&P 500 Index, expiring October 2006 at USD 1,335               (665,550)
                                                 560    S&P 500 Index, expiring October 2006 at USD 1,345               (537,600)
                                                                                                                  ---------------
                                                                                                                      (4,382,800)

Put Options Written                              100    S&P 500 Index, expiring October 2006 at USD 1,305                (44,000)

                                                        Total Options Written (Premiums
                                                        Received - $3,538,064) - (1.2%)                               (4,426,800)

                                                        Total Investments, Net of Options Written
                                                        (Cost - $381,174,055*) - 100.3%                               386,579,799
                                                        Liabilities in Excess of Other Assets - (0.3%)                (1,339,115)
                                                                                                                  ---------------
                                                        Net Assets - 100.0%                                       $   385,240,684
                                                                                                                  ===============


  * The cost and unrealized appreciation (depreciation) of investments, net of options written, as of September 30, 2006, as computed for federal income tax purposes, were as follows:


    Aggregate cost                                  $   381,174,055
                                                    ===============
    Gross unrealized appreciation                   $    22,740,212
    Gross unrealized depreciation                      (17,334,468)
                                                    ---------------
    Net unrealized appreciation                     $     5,405,744
                                                    ===============


(a) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                              Net              Interest
    Affiliate                               Activity            Income

    BlackRock Liquidity Series, LLC
      Money Market Series                $   3,640,278        $  732,255


(b) Non-income producing security.

(c) Depositary receipts.

(d) Represents the current yield as of September 30, 2006.


  o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

  o Financial futures contracts purchased as of September 30, 2006 were as follows:

    Number of                     Expiration           Face        Unrealized
    Contracts    Issue               Date             Value       Appreciation

      50     S&P 500 Index      December 2006     $  16,670,038    $  147,462



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Enhanced Equity Yield Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Enhanced Equity Yield Fund, Inc.


Date:  November 17, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Enhanced Equity Yield Fund, Inc.


Date:  November 17, 2006


By:    /s/ Donald C. Burke
       ----------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock Enhanced Equity Yield Fund, Inc.


Date:  November 17, 2006